PACE Select Advisors Trust

November 15, 2023

Dear Shareholder:

Due to an inadvertent error, certain financial information included in the "Average annual total returns" table in the prospectuses relating to Class A shares of PACE Large Co Growth Equity Investments (the "Fund") dated November 26, 2021, and November 28, 2022, and in the "Performance at a glance" and "Most recent calendar quarter-end returns" tables relating to Class A shares of the Fund in the semiannual reports dated January 31, 2022, and January 31, 2023, and the annual report dated July 31, 2022, was incorrect. Specifically, the data used to generate those tables counted a capital gain distribution paid to holders of Class A shares of the Fund twice for a single period. As a result, the total returns of the Fund's Class A shares were overstated in the relevant prospectuses, semiannual reports and annual report. The information in the prospectus dated November 28, 2022, has since been corrected in the supplement to the prospectus, dated November 15, 2023, which has been attached hereto as Appendix A.

Because of these errors, we are offering you the opportunity to rescind your purchases of Class A shares of the Fund (including Class A shares issued upon the reinvestment of dividends on such shares) that were made between November 26, 2021, the date on which the Fund first misreported performance data, and November 15, 2023, the date of this offer.

You may elect to have us repurchase these shares from you on the terms described in the enclosed materials. Please read these materials. You should carefully consider whether it is in your best interest to participate in the offer, which is open until December 15, 2023.

If you wish to accept the offer to sell your shares to us after reading the materials, please complete the enclosed Acceptance of Rescission Offer Form and return it, along with any other required documents, by mail to the following address:

UBS Asset Management
P.O. Box 534416
Pittsburgh, PA 15253-4416

Your reply must be received by mail no later than 5:00 p.m., Eastern Time, on December 15, 2023.

If you wish to retain your shares, you should not respond to this offer.

If you have any questions, please call your Financial Advisor or UBS Funds Shareholder Services, as listed below. Since UBS cannot provide tax advice, you also should discuss the potential tax consequences of this rescission offer with your tax advisor.

Questions with respect to the amounts payable under the rescission offer and requests for assistance with the Acceptance of Rescission Offer Form may be directed to UBS Funds Shareholder Services by calling 1-800-647-1568 between 8:00 a.m. and 4:30 p.m., Eastern Time, Monday through Friday.

Sincerely,
Keith A. Weller
Secretary

RESCISSION OFFER

PACE Select Advisors Trust, on behalf of its series, PACE Large Co Growth Equity Investments (the "Fund"), is offering to rescind all sales of Class A shares of the Fund issued by it, including Class A shares issued upon the reinvestment of dividends on such shares, during the period from November 26, 2021, to November 15, 2023 (the "Eligible Shares"), for the amount paid for such shares, plus interest as described below from the date of purchase, less any dividends declared and paid or payable with respect to such shares (the "Rescission Offer").

The Rescission Offer is made only to those who purchased Eligible Shares between November 26, 2021, and November 15, 2023. We refer to such purchases as "Eligible Transactions" and to those who purchased shares in Eligible Transactions as "Offerees."

The Rescission Offer expires at 5:00 p.m., Eastern Time, on December 15, 2023, unless extended by PACE Select Advisors Trust (such date and time as may be extended, the "Expiration Date").

Offerees are not required to accept the Rescission Offer. Offerees who do not respond to the Rescission Offer by the Expiration Date will be deemed by PACE Select Advisors Trust to have declined the Rescission Offer.

In deciding whether to accept or reject the Rescission Offer, you should carefully read this document, the prospectus dated November 28, 2022, previously mailed to you (the "Prospectus"), and the November 15, 2023, supplement to the Prospectus (the "Supplement") which has been attached hereto as Appendix A, each of which has been filed with the US Securities and Exchange Commission ("SEC"). You may obtain additional copies of the Prospectus and the Supplement free of charge upon request from PACE Select Advisors Trust by calling 1-800-647-1568, and such additional copies will be mailed to you within three business days. You also may obtain the Fund's current prospectus and Supplement without charge, by accessing the documents on PACE Select Advisors Trust's website at https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html or the SEC's website at http://www.sec.gov.

_______________________________

Neither the SEC nor any state securities commission has approved or disapproved of the Rescission Offer or determined whether this document is truthful or complete. Any representation to the contrary is a criminal offense.

PACE SELECT ADVISORS TRUST

November 15, 2023

Description of the Rescission Offer

Background and Reasons for the Rescission Offer

Due to an inadvertent error, certain financial information included in the "Average annual total returns" table in the prospectuses relating to Class A shares of PACE Large Co Growth Equity Investments (the "Fund") dated November 26, 2021, and November 28, 2022, and in the "Performance at a glance" and "Most recent calendar quarter-end returns" tables relating to Class A shares of the Fund in the semiannual reports dated January 31, 2022, and January 31, 2023, and the annual report dated July 31, 2022, was incorrect. Specifically, the data used to generate those tables counted a capital gain distribution paid to holders of Class A shares of the Fund twice for a single period. As a result, the total returns of the Fund's Class A shares were overstated in the relevant prospectuses, semiannual reports and annual report. The information in the prospectus dated November 28, 2022, has since been corrected in the supplement to the prospectus, dated November 15, 2023, which has been attached hereto as Appendix A. However, because of these errors, the shareholders who purchased the Eligible Shares during the period between November 26, 2021, and November 15, 2023, may be able to assert claims against the Fund or PACE Select Advisors Trust under federal or state securities laws. While the Fund and PACE Select Advisors Trust would assert any appropriate defenses to any such claims, in an effort to reduce the risk of claims being made in the future, or if made, to reduce the amount of potential liability, PACE Select Advisors Trust is offering to rescind the purchases of the Eligible Shares.

For purposes of federal securities laws, non-acceptance of the Rescission Offer may not terminate an Offeree's right to bring a civil action against the Fund or PACE Select Advisors Trust before expiration of the applicable statute of limitations. The statute of limitations under the Securities Act of 1933 for enforcement of such rights by a shareholder is generally one year from the discovery of a possible disclosure violation. The Fund and PACE Select Advisors Trust intend to assert, among other defenses, in any litigation initiated by an Offeree who does not accept the Rescission Offer that such Offeree is estopped or otherwise precluded from asserting such claims.

Amount and Source of Funds

The actual cost to the Fund of the Rescission Offer cannot be determined at this time because the number of Eligible Shares that will be repurchased will depend on the number of Eligible Shares tendered for rescission by the Offerees.

UBS Asset Management (Americas) Inc., the Fund's manager, will pay the expenses associated with the Rescission Offer (i.e., legal and accounting expenses and printing and mailing expenses) and will indemnify the Fund and PACE Select Advisors Trust for any and all losses resulting from the Rescission Offer, including the interest charges described below. None of the costs will be assumed by the Offerees, the Fund, or PACE Select Advisors Trust.

Terms of the Rescission Offer

Offerees who currently own Eligible Shares. For those Offerees who elect to accept the Rescission Offer and who currently own Eligible Shares, PACE Select Advisors Trust will repurchase the Eligible Shares for the price paid by such Offeree for such Eligible Shares, plus interest of 9% per annum, less any dividends and cash distributions paid by the Fund with respect to such Eligible Shares (the "Rescission Price"). The interest to be paid to each Offeree is to be calculated for the period from the date of purchase of the Eligible Shares to the date of repurchase of those Eligible Shares by PACE Select Advisors Trust.

Offerees who have redeemed Eligible Shares. In addition, PACE Select Advisors Trust will pay to each Offeree who has previously redeemed one or more Eligible Shares and who elects to accept the Rescission Offer an amount equal to the Rescission Price (defined above) for such Eligible Shares, less the proceeds from the redemption of such Eligible Shares.

Offerees who hold their Eligible Shares with a broker-dealer, including UBS Financial Services Inc., and validly accept the Rescission Offer will receive payment of the Rescission Price by an automatic credit to an account at such broker-dealer promptly after UBS Asset Management receives the Acceptance of Rescission Offer Form (the "Payment Date"). Offerees who hold their Eligible Shares directly with the Fund and validly accept the Rescission Offer will receive, promptly after UBS Asset Management receives the Acceptance of Rescission Offer Form, payment of the Rescission Price by check or wire transfer, in accordance with the instructions provided by such Offeree on the Acceptance of Rescission Offer Form. PACE Select Advisors Trust may reject an improperly completed Acceptance of Rescission Offer Form or require that it be properly completed. If an Offeree has previously redeemed one or more Eligible Shares, the interest to be paid to such Offeree is to be calculated for the period from the date of purchase of the Eligible Shares through the date that PACE Select Advisors Trust accepts rescission for such Eligible Shares under the Rescission Offer.

Note Regarding Interest

Federal law does not mandate that interest be paid in a rescission offer at any given rate. The interest rate for this Rescission Offer will be 9% per annum. References to any "interest" payment included as part of the Rescission Offer payment are not intended to characterize that amount for US federal income tax purposes. The US federal income tax treatment of amounts paid in the Rescission Offer is discussed in "Supplemental US Federal Income Tax Considerations" below.

Special Note for Shareholders Who Acquired Eligible Shares by Exchange

If you acquired your Eligible Shares by exchange of other shares (non-Eligible Shares) of any UBS Fund, then for purposes of the Rescission Offer, the "consideration paid" for your Eligible Shares shall be the value of the non-Eligible Shares at the time of the exchange for such Eligible Shares, rather than the consideration (including any front-end sales load) paid with respect to the original shares.

How to Accept or Decline the Rescission Offer

Acceptance of the Rescission Offer is optional for each Offeree who purchased Eligible Shares covered by the Rescission Offer. Offerees are not required to accept the Rescission Offer. Offerees who do not respond to the Rescission Offer by the Expiration Date will be deemed by PACE Select Advisors Trust to have declined the Rescission Offer.

Offerees electing to accept the Rescission Offer must complete the enclosed Acceptance of Rescission Offer Form and return it by mail to UBS Asset Management, P.O. Box 534416, Pittsburgh, PA 15253-4416. The Acceptance of Rescission Offer Form must be received by mail no later than the Expiration Date. PACE Select Advisors Trust will not accept or honor any forms received after the Expiration Date.

Offerees may withdraw their acceptance of the Rescission Offer by written notice satisfactory to PACE Select Advisors Trust at the address shown on the Acceptance of Rescission Offer Form at any time prior to the Payment Date.

Offerees may redeem their Eligible Shares at any time. If an Offeree has submitted an Acceptance of Rescission Offer Form for any Eligible Shares and then redeems such Eligible Shares prior to the Payment Date, the Offeree's acceptance of the Rescission Offer will be deemed to have been automatically withdrawn and the Offer declined.

Any Offeree who does not notify PACE Select Advisors Trust in writing of his or her acceptance of the Rescission Offer on or prior to the Expiration Date will be deemed to have rejected the Rescission Offer. Such rejection may not be determinative of an Offeree's actual legal rights.

Expiration Date; Amendments and Extensions

The Rescission Offer will start on November 15, 2023, and will expire on the Expiration Date (which is 5:00 p.m., Eastern Time, December 15, 2023). PACE Select Advisors Trust expressly reserves the right to extend the Rescission Offer as to any and all Eligible Shares. To the extent it is legally permitted to do so, PACE Select Advisors Trust also expressly reserves the absolute right, in its sole discretion, to amend any of the terms of the Rescission Offer, although there are no present plans or arrangements to do so. PACE Select Advisors Trust does not intend to extend or amend the Rescission Offer except upon the occurrence of events beyond its reasonable control.

PACE Select Advisors Trust promptly will announce any extension or amendment of the Rescission Offer by such means of announcement as it deems appropriate. It will, in all cases, be sufficient means of announcement to notify the affected Offerees at the address indicated in PACE Select Advisors Trust's records at the time of the announcement. Any failure to receive notice of any extension or amendment of the Rescission Offer will in no way affect the validity of such extension or amendment.

Questions about the Rescission Offer

Offerees who have questions, including questions about amounts payable under the Rescission Offer, or require additional information about the Rescission Offer may contact their Financial Advisor or UBS Funds Shareholder Services at 1-800-647-1568 between 8:00 a.m. and 4:30 p.m., Eastern Time, Monday through Friday.

Supplemental US Federal Income Tax Considerations

The following is a summary of certain material US federal income tax considerations relating to the Rescission Offer. This summary is based upon the provisions of the Internal Revenue Code of 1986, as amended, regulations promulgated thereunder, and judicial and administrative rulings and decisions now in effect, all of which are subject to change or differing interpretations, possibly with retroactive effect. This summary does not purport to address all aspects of US federal income taxation that may affect particular current or former holders of shares in light of their individual circumstances, nor does it discuss the special considerations applicable to those holders of shares subject to special rules, such as shareholders whose functional currency is not the United States dollar, shareholders subject to the alternative minimum tax, shareholders who are financial institutions or broker-dealers, mutual funds, partnerships or other pass-through entities for US federal income tax purposes, tax-exempt organizations, insurance companies, dealers in securities or foreign currencies, traders in securities who elect the mark-to-market method of accounting, controlled foreign corporations, passive foreign investment companies, expatriates, or shareholders who hold their shares as part of a straddle, constructive sale or conversion transaction. This summary does not address any tax consequences arising under the laws of any state, local or non-US jurisdiction or any gift, estate or alternative minimum tax consequences. This summary is not exhaustive of all possible US federal income tax consequences.

You are urged to consult with your own tax advisor regarding the specific consequences to you of the Rescission Offer, including the federal, state, local, foreign, and other tax consequences and the potential changes in applicable tax laws.

The summary assumes that Eligible Shares previously sold were at all times held as capital assets and that Eligible Shares currently held have at all times been, and currently are, held as capital assets. The US federal income tax law applicable to the Rescission Offer is unclear. We have not obtained, nor do we intend to obtain, a ruling from the Internal Revenue Service ("IRS") with respect to the tax consequences to anyone accepting the Rescission Offer. The IRS is not precluded from asserting a position contrary to the positions summarized in this summary or otherwise recharacterizing a rescission transaction in whole or in part.

Cash payment for repurchase treated as a redemption payment. Although the matter is not free from doubt, we intend to treat a repurchase of Eligible Shares under the Rescission Offer as a taxable redemption of those Shares, with the redemption price equal to the amount distributed to the holder (and including in the redemption price the amount treated as interest on the original purchase price of the Shares). The IRS is not bound by such treatment, and may characterize such a repurchase differently, such as the return of all or a portion of the original purchase price, which would be nontaxable, plus the payment of interest, which would be taxable to you as ordinary income.

Consequences if your redemption is a sale or exchange. If the amount distributed pursuant to the Rescission Offer is treated for US federal income tax purposes as a redemption of Eligible Shares, a holder of Eligible Shares who accepts the Rescission Offer will have a capital gain or loss equal to the difference between the amount distributed to the holder (including the portion of such amount treated as interest) and the holder's federal income tax basis (the amount paid by such holder, including any sales charges) in such Eligible Shares. Because the amount distributed to the holder in exchange for the holder's Eligible Shares will be comprised of the holder's tax basis plus interest, such gain will in most cases be attributable to the interest portion of the amount only. Such gain or loss will be short-term capital gain or loss with respect to Eligible Shares that you held for one year or less and long-term capital gain or loss with respect to Eligible Shares that you held for more than one year. The amounts previously distributed and reported to a holder as dividends should be included in the holder's income for the year in which received.

Payments with respect to shares previously sold. If the Rescission Offer is accepted by a former holder of Eligible Shares who has previously had such shares redeemed by the Fund, the amount received by the holder (including the portion of such amount treated as interest) may result in capital gain in the year received at least to the extent of any losses incurred by the holder on the prior sale, although any payment in excess of such prior losses may be treated as a distribution taxable as ordinary income. The Fund intends to treat the amount paid to such a holder (including the portion of such amount treated as interest) as constituting capital gain, which will be short-term capital gain with respect to Eligible Shares that you held for one year or less and long-term capital gain or loss with respect to Eligible Shares that you held for more than one year. The amounts previously distributed and reported to a holder as dividends and/or gross proceeds in redemption of the shares previously sold should be included in the holder's income for the year in which received.

Backup withholding. Under the US federal income tax backup withholding rules, we will withhold 24% of the gross proceeds payable to you pursuant to the Rescission Offer and remit such withheld amount to the United States Treasury unless you (a) are an exempt recipient and, if required, establish your right to an exemption or (b) provide your taxpayer identification number, certify that you are not currently subject to backup withholding, and otherwise comply with applicable requirements of the backup withholding rules. Backup withholding is not an additional tax; any amount withheld under the backup withholding rules will be creditable against your US federal income tax liability, and you may be entitled to a refund provided the required information is furnished to the IRS.

PACE Select Advisors Trust

Instructions for the Acceptance of Rescission Offer Form

You may elect to accept or reject the Rescission Offer.

If you wish to retain your shares, you may reject the Rescission Offer. You do not have to do anything to reject the Rescission Offer.

If you wish to accept the Rescission Offer, please complete, sign, and return the Acceptance of Rescission Offer Form, in accordance with the instructions below.

1. Delivery of Acceptance of Rescission Offer Forms; Withdrawal. To accept the Rescission Offer, you must properly complete and mail the Acceptance of Rescission Offer Form, and any other required documents, to UBS Asset Management at the address provided on the Form.

PACE Select Advisors Trust reserves the right to reject any and all surrenders of shares and Acceptance of Rescission Offer Forms that are not in proper form or otherwise not valid, or that the acceptance of which would be, in the opinion of PACE Select Advisors Trust's counsel, unlawful. PACE Select Advisors Trust's interpretation of the terms and conditions of the Rescission Offer, this Acceptance of Rescission Offer Form, and the Instructions will be final and binding. PACE Select Advisors Trust reserves the right to waive any defect or irregularity in the surrender of shares or Acceptance of Rescission Offer Forms.

You may withdraw your acceptance of the Rescission Offer at any time prior to the Expiration Date by sending written notice satisfactory to PACE Select Advisors Trust at the address shown on the Acceptance of Rescission Offer Form. If you submit an Acceptance of Rescission Offer Form for any Eligible Shares and then redeem such Eligible Shares prior to the Expiration Date, your acceptance of the Rescission Offer will be deemed to have been automatically withdrawn and the Offer declined.

2. Expiration Date. To be effective, an Acceptance of Rescission Offer Form as well as any required supporting documents must be received by UBS Asset Management no later than 5:00 p.m., Eastern time, on December 15, 2023.

3. Signatures. You must complete and sign the Acceptance of Rescission Offer Form in order to accept the Rescission Offer. If the Acceptance of Rescission Offer Form is signed by a trustee, executor, administrator, guardian, officer of a corporation, attorney-in-fact, or any other representative or fiduciary, the person signing must give such person's full title in such capacity, and appropriate evidence of authority to act in such capacity must be forwarded herewith. If Eligible Shares surrendered are owned by two or more joint owners, all such owners must sign this Acceptance of Rescission Offer Form.

4. Delivery. The method of delivery of the Acceptance of Rescission Offer Form and any other required documents is at the election and risk of the Offeree and the delivery will be deemed to be made only when actually received by PACE Select Advisors Trust. It is recommended that it be mailed with return receipt requested and properly insured.

5. Questions. Questions with respect to the Acceptance of Rescission Offer Form and the Rescission Offer, including questions relating to the timeliness or effectiveness of any election, will be determined by PACE Select Advisors Trust, and its determination shall be final and binding. Any questions or requests for assistance may be directed to UBS Funds Shareholder Services, by calling 1-800-647-1568, or to your Financial Advisor.

PACE Select Advisors Trust

Acceptance of Rescission Offer Form

UBS Asset Management
P.O. Box 534416
Pittsburgh, PA 15253-4416

The undersigned acknowledges receipt of PACE Select Advisors Trust-Description of the Rescission Offer dated November 15, 2023, the PACE Large Co Growth Equity Investments Prospectus dated November 28, 2022, and the Supplement to the Prospectus dated November 15, 2023, pursuant to which PACE Select Advisors Trust has offered, upon the terms and conditions stated in the Description of the Rescission Offer, to rescind the sale of Eligible Shares sold between November 26, 2021, and November 15, 2023 (the "Rescission Offer").

I hereby accept, on the terms set forth in the Description of the Rescission Offer, the Rescission Offer for the shares described on this Form, which I represent are Eligible Shares. I direct that the entire payment to be made for the shares surrendered for purchase be made to me at the address appearing below on this Acceptance of Rescission Offer Form. I understand that once PACE Select Advisors Trust has repurchased the Eligible Shares pursuant to the terms of the Rescission Offer, I no longer will hold such shares.

This Form should be mailed to UBS Asset Management at the address above as soon as possible so that it is received no later than the expiration date of the Rescission Offer, December 15, 2023 (the "Expiration Date"), unless extended by PACE Select Advisors Trust.

Acceptance of Rescission Offer; Request for Rescission

1.  The undersigned hereby elects to accept the offer to rescind in full the sale of Eligible Shares to the undersigned and to receive:

(i)  for all shares currently owned, an amount equal to (A) the price paid per share, plus (B) interest calculated per annum from the date of purchase through the date of repurchase of those Eligible Shares by PACE Select Advisors Trust at 9%, less (C) the value of any dividends or cash distributions declared and paid or payable with respect to such shares; and

(ii)  for all shares redeemed prior to the date of the Description of the Rescission Offer, an amount equal to (A) the price paid per share, plus (B) interest calculated per annum from the date of purchase through the date that PACE Select Advisors Trust accepts rescission for such Eligible Shares under the Rescission Offer at 9%, less (C) the value of any dividends or cash distributions declared and paid or payable with respect to such shares, and less (D) the proceeds from the redemption of such Eligible Shares.

Recission Offer Instructions and Acceptance

☐	Check the box if you wish to participate in the recission.
CUSIP Number	69373W228
Account Number

2.  The undersigned (check applicable box):

(a)  ☐  HAS; or

(b)  ☐ HAS NOT

redeemed all or a portion of the Eligible Shares described above.

Provide the following information for all shares, including shares previously redeemed, that you wish to rescind.

PACE Large Co Growth Equity Investments Eligible Shares*	Date of Purchase	Number of Eligible Shares Purchased

Provide the following information only if you have redeemed all or a portion of your shares.

PACE Large Co Growth Equity Investments Eligible Shares*	Date of Redemption	Number of Eligible Shares Redeemed	Amount of Payment Received

(Additional sheets may be added if necessary.)

*  Include reinvested dividends if you wish to rescind such transactions.

3.  Payment instructions. The undersigned acknowledges that if he or she holds the Eligible Shares in an account with a broker-dealer, including UBS Financial Services, PACE Select Advisors Trust will automatically credit the applicable payment to such account.

Provide the following information only if you hold Eligible Shares directly with the Fund, not with a broker-dealer or if your account is no longer active:

Please complete one of the below sections to either receive a Check, ACH, or Wire.

Request a Check to the Address of Record (Confirm the Address of Record Below)

REGISTRATION NAME
Address Line 1
Address Line 2
Address Line 3
Address Line 4
Address Line 5

*  Each line has a maximum character count of 35

Bank Information Update (ACH Instructions)

ABA Number:
Bank Name:
Customer Bank Account Number:
Customer Bank Account Name:
Customer Bank Account Street Address:
Customer Bank Account City, State and/or Country
☐ Checking or ☐ Saving Account

Bank Information Update (Wire Instructions)

ABA Number/Swift Code (Swift Codes are only 8 or 11 characters)
Bank Name:
Customer Bank Account Number:
Customer Bank Account Name:
Customer Bank Account Street Address:
Customer Bank Account City, State and/or Country
Customer Additional Wire Instructions (If needed)
Further Credit Bank Account Number:
Further Credit Bank Account Name:
Further Credit Bank Account Street Address:
Further Credit Bank City, State and/or Country:
Further Credit Additional Wire Instructions (If needed):

*  Full address is required of final destination account holder; either customer bank account or further credit account

4.  Subject to and effective upon receipt by the undersigned of payment for the Eligible Shares, the undersigned sells, assigns, and transfers to PACE Select Advisors Trust all right, title, and interest in and to all rescinded Eligible Shares as identified above. The undersigned hereby represents that the undersigned is conveying all interests in such Eligible Shares free and clear of all liens and encumbrances of any kind, and that no such interest has been previously or concurrently transferred in any manner to any other person or entity.

The below section is required to be completed.

Authorized Signor (Required)

Printed Name:
Phone Number:
Email Address:
Signature (if joint account two signatures required)

Appendix A

Supplement to the Prospectus, dated November 15, 2023

PACE® Select Advisors Trust

November 15, 2023

Supplement to the prospectus relating to Class A and Class Y shares (the "Prospectus"), dated November 28, 2022, as supplemented.

Includes:

•  PACE® Large Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE® Large Co Growth Equity Investments (the "fund") of PACE Select Advisors Trust (the "Trust").

Effective immediately, the Prospectus is hereby revised as follows:

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub- captioned "Performance—Risk/return bar chart and table" beginning on page 43 of the Prospectus is revised by replacing the table titled "Average annual total returns" with the following:

Average annual total returns (figures reflect sales charges)
(for the periods ended December 31, 2021)

Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	13.55%	21.05%	16.74%
Return after taxes on distributions	7.99	16.36	13.39
Return after taxes on distributions and sale of fund shares	11.66	15.96	13.04
Class Y (2/15/01) Return before taxes	20.40	22.74	17.70
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	27.60	25.32	19.79

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2023. All rights reserved.
UBS Asset Management (Americas) Inc.

ZS-1229